CONCESSIONS AND AUTHORIZATIONS (Details Narrative) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Sep. 19, 2019	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Discount of future payments			12.50%
Concession grant fee	R$ 852
Two Thousand And Nineteen [Member]
IfrsStatementLineItems [Line Items]
Percentage of Selic rate		80.00%
Two Thousand Twenty [Member]
IfrsStatementLineItems [Line Items]
Percentage of Selic rate		111.00%
Cemig Distribution [Member]
IfrsStatementLineItems [Line Items]
Concession expired		December 2045